[logo] PIONEER Investments (R)

June 5, 2015

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Pioneer Series Trust V

(File Nos. 333-129005; 811-21823)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust V (the “Trust”), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for Pioneer Long/Short Bond Fund, a series of the Trust. These exhibits contain updated risk/return summary information that was filed under Rule 497(e) on June 1, 2015 (SEC accession number 0001341256-15-000008).

If you have any questions relating to the filing, please contact me at (617) 422-4388.

Very truly yours,

/s/ Thomas Reyes
Thomas Reyes Assistant Secretary

cc:	Jeremy B Kantrowitz, Esq.

Toby R. Serkin, Esq.

SERIES of PIONEER SERIES TRUST V

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase